RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29.  RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity of individual name	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2019	2020

	(HK$ in thousands)
Cash and cash equivalent	240	149

29.  RELATED PARTY BALANCES AND TRANSACTIONS

(a)    Cash and cash equivalent (Continued)

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,
	2019	2020

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	—	70,750
Payable in relation to cloud equipment and services from Tencent Group	33,153	16,062
SMS channel services from Tencent Group	475	357
	33,628	87,169

(c)    Transactions with Related Parties

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)

Equipment purchased	—	40,218	4,496
Software purchased	—	—	508
Cloud service fee	14,081	16,729	48,940
SMS channel service fee	1,834	1,523	2,511
Advertising expenses	112	682	159
ESOP management service income	202	550	595
	16,229	59,702	57,209

The Group utilizes the cloud services and equipment provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media. The Group also earns revenue from Tencent Group by providing ESOP management service.

(d)   Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2019 and 2020, were payables to directors and officers of HK$19,553 thousand and HK$42,019 thousand, respectively. Revenue earned by providing brokerage services and margin loans to directors and officers and their spouses amounts to HK$6,797 thousand, HK$2,211 thousand and HK$1,642 thousand for the years ended December 31, 2018, 2019 and 2020, respectively.